UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                 New York, NY            February 13, 2007
-------------                 ------------            -------------------
 [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $274,756
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number          Name

1.   028-11646                     JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC
                               TITLE OF       CUSIP        VALUE    SHRS OR   SH/ PUT/   INVSMT   OTHR    VOTING AUTHORITY
       NAME OF ISSUER            CLASS        NUMBER      (X1000)   PRN AMT   PRN CALL   DSCRTN   MNGR   SOLE     SHARED
       --------------            -----        ------      -------   -------   --- ----   ------   ----   ----     ------
ACCREDITED HOME LENDRS HLDG    COM            00437P107    2,486       90,906 SH         Shared   1                  90,906
ALESCO FINL INC                COM            014485106    1,576      147,300 SH         Shared   1                 147,300
AMERICAN BANCORP N J INC       COM            02407E104      371       30,939 SH         Shared   1                  30,939
ANWORTH MORTGAGE ASSET CP      COM            037347101    2,991      314,534 SH          Sole    None   314,534
ANWORTH MORTGAGE ASSET CP      COM            037347101   10,255    1,078,300 SH         Shared   1               1,078,300
AON CORP                       COM            037389103    3,534      100,000 SH         Shared   1                 100,000
BANCORP INC DEL                COM            05969A105    5,698      192,500 SH         Shared   1                 192,500
CAPSTEAD MTG CORP              COM NO PAR     14067E506      766       92,300 SH          Sole    None    92,300
CAPSTEAD MTG CORP              COM NO PAR     14067E506    1,811      218,200 SH         Shared   1                 218,200
CENTENNIAL BK HLDGS INC DEL    COM            151345303    2,415      255,335 SH         Shared   1                 255,335
CENTRAL BANCORP INC MASS       COM            152418109    1,537       47,496 SH         Shared   1                  47,496
CENTURY BANCORP INC            CL A NON VTG   156432106    6,573      240,756 SH         Shared   1                 240,756
CENTURY BANCORP INC            CL A NON VTG   156432106      546       20,000 SH          Sole    None    20,000
CITIGROUP INC                  COM            172967101    4,178       75,000 SH         Shared   1                  75,000
COUNTRYWIDE FINANCIAL CORP     COM            222372104    9,059      213,400 SH         Shared   1                 213,400
COUNTRYWIDE FINANCIAL CORP     COM            222372104      425       10,000 SH          Sole    None    10,000
FIDELITY NATIONAL FINANCIAL    CL A           31620R105    2,149       90,000 SH         Shared   1                  90,000
FIDELITY NATL INFORMATION SV   COM            31620M106    2,478       61,802 SH         Shared   1                  61,802
FIRST CMNTY BANCORP CALIF      COM            31983B101    5,666      108,400 SH         Shared   1                 108,400
GOLDLEAF FINANCIAL SOLUTIONS   COM            38144H208    2,778      474,938 SH         Shared   1                 474,938
ISHARES TR                     RUSSELL 2000   464287655   54,621      700,000 SH  PUT    Shared   1                 700,000
LIBERTY BANCORP INC            COM            53017Q102    2,477      230,900 SH         Shared   1                 230,900
LUMINENT MTG CAP INC           COM            550278303      117       12,100 SH          Sole    None    37,100
LUMINENT MTG CAP INC           COM            550278303    1,563      161,000 SH          Sole    None   161,000
LUMINENT MTG CAP INC           COM            550278303    3,265      336,300 SH         Shared   1                 336,300
MARTEN TRANS LTD               COM            573075108    2,517      135,200 SH         Shared   1                 135,200
MAX RE CAPITAL LTD HAMILTON    SHS            G6052F103    4,729      190,534 SH         Shared   1                 190,534
NETBANK INC                    COM            640933107      452       97,325 SH         Shared   1                  97,325
NICHOLAS FINANCIAL INC         COM NEW        65373J209    2,483      210,396 SH         Shared   1                 210,396
NORTH VALLEY BANCORP           COM            66304M105    2,952      159,766 SH         Shared   1                 159,766
NEWPORT BANCORP INC            COM            651754103    3,005      219,961 SH         Shared   1                 219,961
OHIO CAS CORP                  COM            677240103    4,770      160,000 SH         Shared   1                 160,000
OPTEUM INC                     CL A           68384A100    9,297    1,223,224 SH         Shared   1               1,223,224
ORIGEN FINL INC                COM            68619E208      206       30,000 SH          Sole    None    30,000
ORIGEN FINL INC                COM            68619E208    2,601      379,747 SH         Shared   1                 379,747
PHH CORP                       COM NEW        693320202    2,021       70,000 SH         Shared   1                  70,000
PROVIDENT FINL HLDGS INC       COM            743868101    3,650      120,000 SH         Shared   1                 120,000
SPDR TR                        UNIT SER 1     78462F103   63,729      450,000 SH  PUT    Shared   1                 450,000
SAIA INC                       COM            78709Y105      460       19,800 SH         Shared   1                  19,800
SEABRIGHT INSURANCE HLDGS IN   COM            811656107    1,801      100,000 SH         Shared   1                 100,000
SLM CORP                       COM            78442P106    4,877      100,000 SH         Shared   1                 100,000
SOVEREIGN BANCORP INC          COM            845905108    8,315      327,500 SH         Shared   1                 327,500
SPECIALTY UNDERWRITERS ALLIA   COM            84751T309    2,187      260,300 SH         Shared   1                 260,300
STATE NATIONAL BANCSHARES IN   COM            857124101    6,269      162,873 SH         Shared   1                 162,873
UNIONBANCAL CORP               COM            908906100    8,575      140,000 SH         Shared   1                 140,000
WACHOVIA CORP 2ND NEW          COM            929903102    4,277       75,100 SH         Shared   1                  75,100
WILLIS LEASE FINANCE CORP      COM            970646105    5,152      499,200 SH         Shared   1                 499,200
WILLIS LEASE FINANCE CORP      COM            970646105      362       35,100 SH          Sole    None    35,100
WILLIS LEASE FINANCE CORP      COM            970646105      734       71,139 SH          Sole    None    71,139

SK 01252 0001 746890